Property and Equipment - (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Summary of property and equipment
Property and equipment	$ 109,266	$ 106,782
Construction in progress	2,456	10,616
Less: accumulated depreciation and amortization	(59,411)	(54,547)
Property and equipment, net	49,855	52,235
Land
Summary of property and equipment
Property and equipment	2,976	2,529
Buildings
Summary of property and equipment
Property and equipment	7,602	7,267
Machinery and equipment
Summary of property and equipment
Property and equipment	83,048	73,503
Furnitures and fixtures
Summary of property and equipment
Property and equipment	7,445	6,788
Vehicles
Summary of property and equipment
Property and equipment	2,684	2,679
Other
Summary of property and equipment
Property and equipment	$ 3,055	$ 3,400